Business combinations	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Business combinations	Business combinations
The following sections describe the Group’s material acquisitions during the years ended December 31, 2020 and 2019.
Bill Simmons Media Group, LLC
On March 6, 2020, the Group acquired 100% of Bill Simmons Media Group, LLC (“The Ringer”), a leading creator of sports, entertainment, and pop culture content. The acquisition allows the Group to expand its content offering, audience reach, and podcast monetization.

The fair value of the purchase consideration was €170 million, comprising €138 million in cash paid at closing and a liability of €32 million, being the present value of payments of €44 million over five years. The acquisition was accounted for under the acquisition method. Of the total purchase consideration, €140 million has been recorded to goodwill, €26 million to acquired intangible assets, €1 million to cash and cash equivalents, and €3 million to other tangible net assets. The Group incurred €3 million in acquisition related costs, which were recognized as general and administrative expenses.

The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including an increase in content development capabilities, an experienced workforce, and expected future synergies. The goodwill recognized is expected to be deductible for tax purposes. The goodwill was included in the Ad-Supported segment.

The intangible assets, which consist of trade names, were valued by the Group using the relief from royalty method under the income approach. The relief from royalty method is based on the application of a royalty rate to forecasted revenue under the trade names. The assets have useful lives ranging from five to eight years.

In addition to the purchase consideration, there are cash payments of €47 million that are contingent on the continued employment of certain Ringer employees. In addition, €12 million of equity instruments were offered to and accepted by certain Ringer employees, which have vesting conditions contingent on continued employment and are accounted for as equity-settled share-based compensation transactions. These cash payments and share-based compensation transactions are recognized as post-combination expense over employment service periods of up to five years, if not forfeited by the employees.
Megaphone LLC
On December 8, 2020, the Group acquired 100% of Megaphone LLC (“Megaphone”), a podcast technology company that provides hosting and ad-insertion capabilities for publishers and targeted advertising sales for brand partners. The acquisition allows the Group to expand and scale its podcast monetization and product offering for advertisers.

The fair value of the purchase consideration was €195 million in cash paid at closing. The acquisition was accounted for under the acquisition method. Of the total purchase consideration, €164 million has been recorded to goodwill, €22 million to acquired intangible assets, €14 million to trade and other receivables, €1 million to cash and cash equivalents, and €6 million to other tangible net liabilities. The Group incurred €2 million in acquisition related costs, which were recognized as general and administrative expenses.

The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including expected future synergies and technical expertise of the acquired workforce. The goodwill recognized is expected to be deductible for tax purposes. The goodwill was included in the Ad-Supported segment.
The intangible assets acquired relate to existing technology and publisher relationships, which have a useful life of five and ten years, respectively. The Group valued the existing technology and publishers relationships using the relief from royalty method and discounted cash flow method, respectively, under the income approach.
In addition to the purchase consideration, €6 million of equity instruments were offered to and accepted by Megaphone employees, which have vesting conditions contingent on continued employment and are accounted for as equity-settled share-based compensation transactions. These share-based compensation transactions are recognized as post-combination expense over employment service periods of up to four years, if not forfeited by the employees.
Anchor FM Inc.
On February 14, 2019, the Group acquired Anchor FM Inc. (“Anchor”), a software company that enables users to create and distribute their own podcasts. The acquisition allows the Group to leverage Anchor’s creator-focused platform to accelerate the Group’s path to becoming the world’s leading audio platform.
The total purchase consideration was €136 million, which consisted of €125 million in cash and €11 million related to the fair value of partially vested share-based compensation awards replaced. The replacement of Anchor’s share-based compensation awards with share-based compensation awards of the Company has been measured in accordance with IFRS 2, Share-based Payment, at the acquisition date. The acquisition was accounted for under the acquisition method. Of the total purchase consideration, €126 million has been recorded to goodwill, €9 million to acquired intangible assets, €2 million to deferred tax liabilities, €4 million to cash and cash equivalents, and €1 million to other liabilities. The Group incurred €1 million in acquisition related costs, which were recognized as general and administrative expenses.
The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including expected future synergies and technical expertise of the acquired workforce. None of the goodwill recognized is expected to be deductible for tax purposes. The goodwill was included in the Ad-Supported segment.
The intangible assets acquired primarily relate to existing technology and have a useful life of 3 years. The Group valued the existing technology using the replacement cost method under the cost approach.
Included in the arrangement are €20 million of equity instruments granted to certain employees that have vesting conditions contingent on continued employment and are accounted for as equity-settled share-based compensation transactions. Of the value of these instruments, €11 million is included in purchase consideration as discussed above, with the remaining amount of up to €9 million to be recorded as post-combination expense over service periods of up to four years, if not forfeited by the employees.
Gimlet Media Inc.
On February 15, 2019, the Group acquired Gimlet Media Inc. (“Gimlet”), an independent producer of podcast content. The acquisition allows the Group to leverage Gimlet’s in-depth knowledge of original content production and podcast monetization.
The total purchase consideration was €172 million, which consisted of €170 million in cash and €2 million related to the fair value of partially vested share-based compensation awards replaced. The replacement of Gimlet’s share-based compensation awards with share-based compensation awards of the Company has been measured in accordance with IFRS 2, Share-based Payment, at the acquisition date.
The acquisition was accounted for under the acquisition method. Of the total purchase consideration, €148 million has been recorded to goodwill, €15 million to acquired intangible assets, €5 million to deferred tax liabilities, €3 million to cash and cash equivalents, €3 million to content assets and €8 million to other tangible net assets. The Group incurred €3 million in acquisition related costs, which were recognized as general and administrative expenses.
The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including an increase in content development capabilities, an experienced workforce, and expected future synergies. None of the goodwill recognized is expected to be deductible for tax purposes. The goodwill was included in the Ad-Supported segment.
The intangible assets and the content assets were valued by the Group using the relief from royalty method and the discounted cash flow method, respectively, both under the income approach. The relief from royalty method is based on the application of a royalty rate to forecasted revenue under the trade names. The assets have useful lives ranging from two to eight years.
Included in the arrangement are payments that are contingent on continued employment. The payments are recognized as remuneration for post-combination services and are automatically forfeited if employment terminates. A total of up to €40 million of post-combination cash pay-outs will be recorded as compensation expense over a service period of up to four years.
Cutler Media, LLC
On April 1, 2019, the Group acquired Cutler Media, LLC (“Parcast”), a premier storytelling podcast studio. The acquisition allows the Group to bolster its content portfolio and utilize Parcast’s writers, producers, and researchers in the production of high-quality content.
The total purchase consideration was €49 million, which consisted of €36 million in cash and €13 million related to the estimated fair value of contingent consideration. The maximum potential contingent consideration is €43 million over three years following the date of acquisition, which is dependent on certain user engagement targets. The fair value of the contingent consideration is presented as a component of accrued expenses and other liabilities on the consolidated statement of financial position. The contingent consideration was valued by the Group using a simulation of user engagement outcomes under the income approach. Changes to the fair value of the contingent consideration will be recorded as operating expenses within general and administrative expenses.
The acquisition was accounted for under the acquisition method. Of the total purchase consideration, €46 million has been recorded to goodwill, €2 million to acquired intangible assets, and €1 million to content assets. The Group incurred €1 million in acquisition related costs, which were recognized as general and administrative expenses.
The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including an increase in content development capabilities, an experienced workforce, and expected future synergies. The goodwill recognized is expected to be deductible for tax purposes. The goodwill was included in the Ad-Supported segment.
The intangibles assets and the content assets were valued by the Group using the relief from royalty method and the discounted cash flow method, respectively, both under the income approach. The relief from royalty method is based on the application of a royalty rate to forecasted revenue under the trade names. The assets have useful lives ranging from two to six years.
Included in the arrangement are payments that are contingent on continued employment. The payments are recognized as remuneration for post-combination services and are automatically forfeited if employment terminates. A total of up to €10 million of post-combination cash pay-outs will be recorded as compensation expense over a service period of up to four years.
Revenues and operating results of acquired businesses for the years ended December 31, 2020, 2019 or 2018 were not significant, individually or in the aggregate, to the Group’s consolidated statement of operations. The amount for business combinations, net of cash acquired, within the consolidated statement of cash flows for the year ended December 31, 2020 includes €3 million and €2 million of investing cash outflows for payments of contingent and deferred consideration, respectively.